EA Series Trust
3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
September 12, 2025
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust File Nos. 333-195493; 811-22961
Dear Sir or Madam:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of EA Series Trust (the “Trust”) is Post-Effective Amendment No. 531 and Amendment No. 534 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register a new series of the Trust, the DAC 3D Dividend Growth ETF.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (617) 290-8738 or michael@etfarchitect.com
Sincerely,
/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary